Summary of Performance Based Share and Unit Activity (Detail) (USD $)	12 Months Ended
Jan. 28, 2012
Performance-based units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares / Outstanding units at beginning of fiscal year	0
Granted	25,863
Shares vested / Units converted	0
Forfeited	0
Nonvested shares / Outstanding units at end of fiscal year	25,863
Nonvested shares / Outstanding units at beginning of fiscal year	$ 0
Granted	$ 60.00
Shares vested / Units converted	$ 0
Forfeited	$ 0
Nonvested shares / Outstanding units at end of fiscal year	$ 60.00
Performance-based shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares / Outstanding units at beginning of fiscal year	0
Granted	95,197
Shares vested / Units converted	0
Forfeited	(5,362)
Nonvested shares / Outstanding units at end of fiscal year	89,835
Nonvested shares / Outstanding units at beginning of fiscal year	$ 0
Granted	$ 60.00
Shares vested / Units converted	$ 0
Forfeited	$ 60.00
Nonvested shares / Outstanding units at end of fiscal year	$ 60.00